Operating expenses (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Expenses [Abstract]
Schedule of operating expenses

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m

Staff costs	2,287	1,934
Premises and equipment costs	182	167
Depreciation and amortisation	1,659	1,310
Other	1,308	1,418
Total operating expenses	5,436	4,829